Derivative Instruments and Hedging Activities (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	$ (272,596)	$ (164,286)	$ (138,213)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(70,126)	(135,312)	278,259
Total realized and unrealized (losses) gains on non-designated derivative instruments	(342,722)	(299,598)	140,046
Interest Rate Swap Agreements [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	(132,931)	(154,098)	(127,936)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(58,405)	(146,780)	258,710
Interest rate swap resets and terminations [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	(149,666)
Foreign currency forward contracts [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	9,965	(2,274)	(8,984)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(11,399)	6,307	14,797
Forward freight agreements, bunker fuel swap contracts and other [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	36	(7,914)	(1,293)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net		(108)	4,167
Foinaven embedded derivative [Member]
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ (322)	$ 5,269	$ 585